Debt - Future maturities of Long-term and other debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 31,589
2023	616,975
2024	7,131
2025	6,122
2026	4,207
Thereafter	9,424
Total	$ 675,448	$ 661,708